Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Intangible Assets [Abstract]
Schedule of Movement In Intangible Assets

	2017

	Goodwill £m	Computer software £m	Trademarks and similar intangibles £m	Assets in the course of development £m	Total £m

1 January

Cost	11,023	1,054	1,255	60	13,392

Accumulated amortisation and impairment		(616)	(659)		(1,275)

Net book value at 1 January	11,023	438	596	60	12,117

Differences on exchange	(1,189)	(3)	(2,669)	–	(3,861)

Additions

– internal development	–	–	–	87	87

– acquisitions (note 24)	34,313	33	75,488	4	109,838

– separately acquired	–	29	98	–	127

Reallocations	–	80	–	(80)	–

Amortisation charge	–	(88)	(268)	–	(356)

Impairment	–	(42)	(125)	–	(167)

31 December

Cost	44,147	1,119	74,136	71	119,473

Accumulated amortisation and impairment		(672)	(1,016)		(1,688)

Net book value at 31 December	44,147	447	73,120	71	117,785

	2016

	Goodwill £m	Computer software £m	Trademarks and similar intangibles £m	Assets in the course of development £m	Total £m

1 January

Cost	9,324	918	1,015	180	11,437

Accumulated amortisation and impairment		(569)	(432)		(1,001)

Net book value at 1 January	9,324	349	583	180	10,436

Differences on exchange	1,690	2	96	7	1,795

Additions

– internal development	–	11	–	49	60

– acquisitions (note 24)	9	–	33	–	42

– separately acquired	–	1	21	–	22

Reallocations	–	147	29	(176)	–

Amortisation charge	–	(72)	(133)	–	(205)

Impairment	–	–	(33)	–	(33)

31 December

Cost	11,023	1,054	1,255	60	13,392

Accumulated amortisation and impairment		(616)	(659)		(1,275)

Net book value at 31 December	11,023	438	596	60	12,117

Schedule of Cash Generating Unit

	2017		2016

	Carrying amount £m	Pre-tax discount rate %	Carrying amount £m	Pre-tax discount rate %

Cash Generating Unit

RAI	33,062	7.7	–	–

Canada	2,367	7.5	2,420	8.2

Western Europe	4,033	7.3	3,891	8.6

Eastern Europe	980	8.1	967	8.8

South Africa	661	9.6	656	10.1

Australia	775	7.9	785	8.6

Singapore	591	6.6	598	7.2

Malaysia	431	8.3	425	8.6

Other	1,247		1,281

Total	44,147		11,023